CREDIT LINES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Factoring facility amount		$ 100,000
Bank guarantees	$ 37,236	70,000	$ 45,847
Line of credit outstanding amount	50,000
Line of credit utilized	$ 11,800
Expiration date	Jun. 30, 2022
Other financial institution [Member]
Debt Instrument [Line Items]
Line of credit outstanding amount	$ 5,000	5,000
Line of credit utilized	$ 3,000
Minimum [Member]
Debt Instrument [Line Items]
Borrowing capacity under the credit agreement		20,000
Minimum [Member] | Libor [Member]
Debt Instrument [Line Items]
Libor spread	2.10%
Maximum [Member]
Debt Instrument [Line Items]
Borrowing capacity under the credit agreement		$ 35,000
Maximum [Member] | Libor [Member]
Debt Instrument [Line Items]
Libor spread	2.50%